REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details)		1 Months Ended		9 Months Ended
	May 09, 2022 shares	Oct. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 06, 2022 $ / shares	May 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Temporary Equity [Line Items]
Shares Authorized | shares			25,000	25,000	0			7,636,950
Proceeds from issue of redeemable convertible preferred stock | $				$ 9,526,000
Redeemable Series A convertible preferred stock, par value (in dollars per share)								$ 0.0001
Share Price						$ 0.145
Series A Preferred Stock
Temporary Equity [Line Items]
Shares Authorized | shares			25,000	25,000			5,945	26,250
Convertible preferred stock dividend rate				8.00%
Issuance of redeemable convertible preferred stock | shares	10,029	900		9,526
Proceeds from issue of redeemable convertible preferred stock | $		$ 900,000	$ 9,500,000
Redeemable Series A convertible preferred stock, par value (in dollars per share)			$ 1,000.00	$ 1,000.00	$ 10		$ 10	$ 0.0001
Share Price			1.00	1.00
Conversion rate			1.00	$ 1.00
Percentage of shares to be automatically converted				50.00%
Trading days | D				30
Consecutive trading days | D				30
Common stock allowed to be issued cap percentage				19.95%
Number of days to call shareholders meeting | D				90
Voting right conversion price				$ 1.04
Liquidation preference percentage				150.00%
Series A Preferred Stock | Price greater than $4.50 per share
Temporary Equity [Line Items]
Stock price			4.50	$ 4.50
Series A Preferred Stock | Price greater than $6 per share
Temporary Equity [Line Items]
Stock price			$ 6.00	$ 6.00